FAIR VALUE MEASUREMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 4. FAIR VALUE MEASUREMENT

In accordance with ASC Topic 820 — Fair Value Measurements and Disclosures (“ASC 820”), the Company utilizes the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets, liabilities or a group of assets or liabilities, such as a business.

ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

●	Level 1 — Quoted prices in active markets for identical assets and liabilities

●	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar assets or liabilities)

●	Level 3 — Significant unobservable inputs (including the Company’s own assumptions in determining the fair value)

The following table represents the Company’s hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023:

	September 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant derivative liabilities	$—	$—	$1,266,073	$1,266,073
Contingent consideration promissory notes and contingent consideration earn-out agreement	—	—	—	—
	$—	$—	$1,266,073	$1,266,073

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant derivative liabilities	$—	$—	$1,369,738	$1,369,738
Contingent consideration promissory notes and contingent consideration earn-out agreement	—	—	188,470	188,470
	$—	$—	$1,558,208	$1,558,208

The following table represents the change in Level 3 tier value measurements for the nine months ended September 30, 2024:

	Contingent Consideration Promissory Notes and Earn-Out Agreement	Warrant Derivative Liabilities

Balance, December 31, 2023	$188,470	$1,369,738

Issuance of warrant derivative liabilities	—	2,075,300

Change in fair value of warrant derivative liabilities	—	(2,178,965)

Principal payments on contingent consideration promissory notes – Revenue Cycle Management Acquisitions	(188,470)	—

Change in fair value of contingent consideration promissory notes - Revenue Cycle Management Acquisitions	—	—

Balance, September 30, 2024	$—	$1,266,073

NOTE 11. FAIR VALUE MEASUREMENT

In accordance with ASC Topic 820 — Fair Value Measurements and Disclosures (“ASC 820”), the Company utilizes the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets, liabilities or a group of assets or liabilities, such as a business.

ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

●	Level 1 — Quoted prices in active markets for identical assets and liabilities

●	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar assets or liabilities)

●	Level 3 — Significant unobservable inputs (including the Company’s own assumptions in determining the fair value)

The following table represents the Company’s hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022.

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant derivative liabilities	$—	$—	$1,369,738	$1,369,738
Contingent consideration promissory notes and contingent consideration earn-out agreement	—	—	188,470	188,470
	$—	$—	$1,558,208	$1,558,208

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant derivative liabilities	$—	$—	$—	$—
Contingent consideration promissory notes and contingent consideration earn-out agreement	—	—	777,840	777,840
	$—	$—	$777,840	$777,840

The following table represents the change in Level 3 tier value measurements:

	Contingent Consideration Promissory Notes and Earn-Out Agreement	Warrant Derivative Liabilities

Balance, December 31, 2022	$777,840	$—

Issuance of warrant derivative liabilities	—	3,216,380

Change in fair value of warrant derivative liabilities	—	(1,846,642)

Principal payments on contingent consideration promissory notes – Revenue Cycle Management Acquisitions	(411,460)	—

Change in fair value of contingent consideration promissory notes - Revenue Cycle Management Acquisitions	(177,910)	—

Balance, December 31, 2023	$188,470	$1,369,738